Equity (Details 3) - R$ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Equity
Price of share - R$	R$ 13.55	R$ 12.2
Maturity (years)	15 years	15 years
Maturity (day/month/year)	Apr. 27, 2021	Apr. 27, 2021
Exercise price at year end - R$/share	R$ 19.57	R$ 18.75
Number of existing shares	56,888,916	56,888,916
Percentage of capital shares subject to conversion (percentage of new capital) - %	R$ 20	R$ 20
Number of outstanding shares and stock purchase warrants	256,000	256,000